Disposition of renewable energy business - Schedule of Consolidated Balance Sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 08, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets held for sale, current	$ 0	$ 166,500,000
Total assets held for sale, noncurrent	0	3,529,100,000
Total assets held for sale			$ 3,693,200,000
Total liabilities associated with assets held for sale, current	0	153,000,000.0
Total liabilities associated with assets held for sale, noncurrent	0	1,574,300,000
Renewable Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		56,700,000
Trade and other receivables, net		85,400,000
Supplies and consumables inventory		4,200,000
Prepaid expenses		8,600,000
Derivatives instruments		4,300,000
Other assets		7,300,000
Total assets held for sale, current		166,500,000
Property, plant and equipment, net		3,219,800,000
Intangible assets, net		15,600,000
Other long-term investments		277,600,000
Derivative instruments		3,600,000
Other assets		12,500,000
Total assets held for sale, noncurrent		3,529,100,000
Total assets held for sale		3,695,600,000
Accounts payable		23,000,000.0
Accrued liabilities		106,800,000
Other long-term liabilities		800,000
Derivative instruments		22,400,000
Total liabilities associated with assets held for sale, current		153,000,000.0
Long-term debt		1,348,700,000
Derivative instruments		98,500,000
Pension and other post-employment benefits obligation		200,000
Other long-term liabilities		126,900,000
Total liabilities associated with assets held for sale, noncurrent		1,574,300,000
Total liabilities associated with assets held for sale		1,727,300,000	$ 1,694,100,000
Tax equity partnership unit	0	700,300,000
Other non-controlling interests	0	291,700,000
Redeemable non controlling interest	$ 0	$ 5,000,000.0